NOTE RECEIVABLE (Details Narrative)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 INR (₨)	Apr. 02, 2020 USD ($)	Apr. 02, 2020 INR (₨)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Notes receivable related party		$ 227,877	₨ 16,647,264	$ 170,000	₨ 15,037,263
Notes receivable interest rate percentage				13.00%	13.00%
MIMO Technologies PVT Ltd [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Notes receivable related party | $	$ 258,736
INR [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Notes receivable related party | ₨			₨ 16,647,264		₨ 15,037,263